UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2019

Date of reporting period: January 31, 2019

Item 1.	Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

Schedule of Investments

January 31, 2019 (Unaudited)

Schedule of Investments LSV Global Value Fund

	Shares	Value (000)
U.S. Common Stock (53.6%)
Aerospace & Defense (1.4%)
Huntington Ingalls Industries	160	$33
Spirit AeroSystems Holdings, Cl A	400	33
Triumph Group	200	4

		70

Agricultural Products (0.5%)
Fresh Del Monte Produce	200	6
Ingredion	200	20

		26

Air Freight & Logistics (0.3%)
FedEx	80	14

Aircraft (1.6%)
Delta Air Lines	500	25
JetBlue Airways*	900	16
United Continental Holdings*	500	44

		85

Apparel Retail (0.9%)
Foot Locker	400	22
Gap	900	23

		45

Asset Management & Custody Banks (0.7%)
Ameriprise Financial	300	38

Automotive (2.3%)
Ford Motor	1,700	15
General Motors	800	31
Goodyear Tire & Rubber	1,200	25
Lear	160	25
Winnebago Industries	800	23

		119

Automotive Retail (0.2%)
Group 1 Automotive	200	12

Banks (3.6%)
Bank of America	1,700	48
CIT Group	500	23
Citizens Financial Group	900	31
JPMorgan Chase	400	42
PNC Financial Services Group	100	12
Regions Financial	1,400	21
Wells Fargo	200	10

		187

Biotechnology (2.1%)
Amgen	300	56

LSV Global Value Fund

	Shares	Value (000)
Biotechnology (continued)
Biogen*	100	$34
Gilead Sciences	300	21

		111

Chemicals (2.3%)
Celanese, Cl A	250	24
Eastman Chemical	490	40
Huntsman	1,200	26
LyondellBasell Industries, Cl A	300	26

		116

Commodity Chemicals (0.4%)
Kronos Worldwide	1,400	18

Computers & Services (2.3%)
DXC Technology	200	13
Hewlett Packard Enterprise	1,900	29
HP	1,500	33
NetApp	200	13
Seagate Technology	400	18
Western Digital	300	13

		119

Data Processing & Outsourced Services (0.3%)
Sykes Enterprises*	500	14

Drug Retail (0.8%)
Walgreens Boots Alliance	600	43

Electrical Components & Equipment (0.9%)
Eaton	600	46

Financial Services (2.2%)
Capital One Financial	400	32
Citigroup	800	52
Discover Financial Services	400	27

		111

Food, Beverage & Tobacco (1.2%)
JM Smucker	200	21
Molson Coors Brewing, Cl B	400	27
Pilgrim’s Pride*	800	16

		64

General Merchandise Stores (0.9%)
Target	600	44

Health Care Distributors (0.5%)
Cardinal Health	200	10
McKesson	120	15

		25

Schedule of Investments

January 31, 2019 (Unaudited)

LSV Global Value Fund

	Shares	Value (000)
Health Care Facilities (0.8%)
HCA Holdings	300	$42

Health Care Services (0.4%)
CVS Health	134	9
Quest Diagnostics	140	12

		21

Homefurnishing Retail (0.5%)
Aaron’s	500	25

Hotels & Lodging (0.2%)
Wyndham Destinations	200	8

Household Products, Furniture & Fixtures (0.4%)
Whirlpool	160	21

Insurance (3.0%)
Aflac	600	29
Allstate	300	26
American Financial Group	150	14
Hartford Financial Services Group	400	19
Lincoln National	400	24
MGIC Investment*	1,700	21
Prudential Financial	240	22

		155

IT Consulting & Other Services (0.8%)
International Business Machines	300	40
Perspecta	25	1

		41

Machinery (1.9%)
Caterpillar	200	26
Cummins	290	43
Meritor*	1,500	31

		100

Media & Entertainment (0.1%)
TEGNA	400	5

Motorcycle Manufacturers (0.4%)
Harley-Davidson	600	22

Movies & Entertainment (0.2%)
Viacom, Cl B	300	9

Office Electronics (0.3%)
Xerox	575	16

Paper & Paper Products (0.2%)
Domtar	200	9

LSV Global Value Fund

	Shares	Value (000)
Paper Packaging (0.9%)
International Paper	400	$19
Packaging of America	100	10
Westrock	400	16

		45

Petroleum & Fuel Products (2.4%)
Chevron	150	17
ExxonMobil	200	15
PBF Energy, Cl A	500	18
Phillips 66	300	29
Valero Energy	500	44

		123

Pharmaceuticals (4.2%)
AbbVie	400	32
Jazz Pharmaceuticals*	200	25
Johnson & Johnson	350	47
Lannett*	500	4
Merck	500	37
Pfizer	1,700	72

		217

Reinsurance (0.4%)
Everest Re Group	100	22

Retail (1.8%)
Brinker International	200	8
Dillard’s, Cl A	100	7
Kohl’s	500	34
Kroger	1,100	31
Macy’s	400	11

		91

Semi-Conductors/Instruments (4.0%)
Applied Materials	700	27
Cirrus Logic*	600	22
Flextronics International*	600	6
Intel	1,300	61
Lam Research	300	51
Orbotech*	400	25
Skyworks Solutions	200	15

		207

Specialized REIT’s (0.3%)
Hospitality Properties Trust	500	13

Technology Distributors (0.7%)
Arrow Electronics*	300	23
Avnet	300	12

		35

Technology Hardware Storage & Peripherals (0.0%)
Dell Technologies, Cl C*	35	2

Schedule of Investments

January 31, 2019 (Unaudited)

LSV Global Value Fund

	Shares	Value (000)
Telephones & Telecommunications (3.9%)
AT&T	500	$15
Cisco Systems	1,300	61
Corning	1,100	37
Juniper Networks	1,300	34
Verizon Communications	1,000	55

		202

Thrifts & Mortgage Finance (0.4%)
Radian Group	1,100	21

Water Utilities (0.0%)
Gannett	150	2

TOTAL U.S. COMMON STOCK (Cost $2,574)		2,761

Foreign Common Stock (43.1%)
Australia (1.2%)
Australian Pharmaceutical Industries	21,000	19
BlueScope Steel	1,900	17
Fortescue Metals Group	6,000	25
Retail Food Group*	2,100	1

		62

Austria (0.3%)
Voestalpine	500	16

Belgium (0.4%)
Solvay	170	19

Canada (2.8%)
Air Canada, Cl B*	1,200	27
Canadian Imperial Bank of Commerce	130	11
iA Financial	600	22
Magna International	700	37
National Bank of Canada	300	14
Norbord	1,100	32

		143

Chile (0.8%)
Enel Americas	207,400	42

China (1.4%)
China CITIC Bank, Cl H	24,000	16
China Resources Power Holdings	8,000	16
Great Wall Motor, Cl H	14,500	10

LSV Global Value Fund

	Shares	Value (000)
China (continued)
Shanghai Pharmaceuticals
Holding, Cl H	4,000	$8
Sinotrans, Cl H	49,000	22

		72

France (3.5%)
Atos	160	15
AXA	800	19
BNP Paribas	300	14
Natixis	4,100	21
Renault	140	10
Rothschild	800	26
Sanofi	500	43
Total	600	33

		181

Germany (2.3%)
Allianz	60	13
BASF	200	15
Daimler	300	18
Deutsche Post	500	15
Leoni	500	18
Muenchener Rueckversicherungs	50	11
Siemens	100	11
Volkswagen	100	17

		118

Hong Kong (3.2%)
Air China, Cl H	12,000	12
China Petroleum & Chemical, Cl H	38,000	32
China Telecom, Cl H	64,000	34
China Water Affairs Group	14,000	15
Nine Dragons Paper Holdings	17,000	17
PAX Global Technology	44,000	19
Skyworth Digital Holdings	22,000	7
SmarTone Telecommunications Holdings	5,500	6
WH Group	23,000	20

		162

Hungary (0.6%)
MOL Hungarian Oil & Gas	2,400	29

Schedule of Investments

January 31, 2019 (Unaudited)

LSV Global Value Fund

	Shares	Value (000)
Indonesia (0.3%)
Bank Negara Indonesia Persero	27,700	$18

Israel (0.6%)
Bank Hapoalim	1,700	12
Teva Pharmaceutical Industries	900	18

		30

Italy (1.1%)
Enel	7,000	42
Mediobanca Banca di Credito Finanziario	1,600	14

		56

Japan (7.0%)
Dowa Holdings	600	19
Isuzu Motors	1,500	22
ITOCHU	2,100	38
Kaken Pharmaceutical	400	19
KDDI	1,700	42
Konoike Transport	800	12
Lintec	500	11
Mixi	800	20
Nippon Telegraph & Telephone	900	39
Nissan Motor	2,500	21
Nitto Kogyo	500	9
ORIX	2,700	41
Resona Holdings	3,100	16
Senshu Ikeda Holdings	2,400	6
Shindengen Electric Manufacturing	300	12
SKY Perfect JSAT Holdings	1,500	7
Tsubakimoto Chain	400	15
Valor	500	12

		361

Netherlands (1.6%)
Aegon	3,100	16
Royal Dutch Shell, Cl B	1,300	40
Signify	1,000	25

		81

New Zealand (0.0%)
SKY Network Television	1,700	2

Norway (0.9%)
DNB	1,800	32

LSV Global Value Fund

	Shares	Value (000)

Norway (continued)
Mowi	600	$13

		45

Russia (1.3%)
Gazprom PJSC ADR	6,500	32
LUKOIL PJSC ADR	370	29
X5 Retail Group GDR	300	8

		69

South Africa (0.3%)
Absa Group	800	11
Nedbank Group	96	2

		13

South Korea (2.2%)
LG Uplus	2,500	34
Samsung Electronics	1,350	56
SK Telecom	100	23

		113

Spain (0.4%)
Distribuidora Internacional de Alimentacion	2,700	1
Mapfre	7,500	21

		22

Sweden (2.1%)
Bilia, Cl A	3,900	34
Hemfosa Fastigheter	1,000	9
Inwido	1,500	10
Nordea Bank Abp	900	8
Nyfosa*	1,000	6
Volvo, Cl B	2,800	40

		107

Switzerland (1.8%)
Credit Suisse Group	900	11
Roche Holding AG	80	21
Swiss Life Holding	60	25
Swiss Re	200	19
UBS Group	1,300	17

		93

Taiwan (0.9%)
Compeq Manufacturing	28,000	19
Mitac Holdings	20,695	19

Schedule of Investments

January 31, 2019 (Unaudited)

LSV Global Value Fund

	Shares	Value (000)
Taiwan (continued)
Pegatron	6,000	$10

		48

Thailand (0.5%)
Krung Thai Bank	21,700	14
Pruksa Holding	24,700	14

		28

Turkey (1.0%)
Eregli Demir ve Celik Fabrikalari	6,500	11
KOC Holding	5,500	18
TAV Havalimanlari Holding	4,600	25

		54

United Kingdom (4.6%)
3i Group	1,700	19
BAE Systems	4,500	30
Bellway	400	15
Berkeley Group Holdings	400	20
BP	1,800	12
Britvic	2,500	29
Centrica	11,900	21
Halfords Group	2,500	8
J Sainsbury	6,000	23
Lloyds Banking Group	43,500	33
Old Mutual	3,000	5
Quilter(A)	1,000	2
Restaurant Group	200	—
Smurfit Kappa Group	700	20

		237

TOTAL FOREIGN COMMON STOCK (Cost $2,387)		2,221

LSV Global Value Fund

	Shares	Value (000)
Foreign Preferred Stock (1.2%)
Brazil (1.2%)
Itausa 55.50%	16,800	$62

TOTAL FOREIGN PREFERRED STOCK (Cost $47)		62

	Face Amount (000)

Repurchase Agreement (0.7%)
Morgan Stanley 2.300%, dated 01/31/19, to be repurchased on 02/01/19, repurchase price $37 (collateralized by various U.S. Treasury obligations, ranging in par value $0 - $38, 1.875% - 3.750%, 11/15/21 - 11/15/43; total market value $38)	$37	37

TOTAL REPURCHASE AGREEMENT (Cost $37)		37

Total Investments – 98.6% (Cost $5,045)		$5,081

Percentages are based on Net Assets of $5,153 (000).

* Non-income producing security.

ADR — American Depositary Receipt
Cl — Class
GDR — Global Depositary Receipt
PJSC — Public Joint Stock Company
REIT — Real Estate Investment Trust

Schedule of Investments

January 31, 2019 (Unaudited)

The following is a list of the level of inputs used as of January 31, 2019, in valuing the Fund’s investments carried at value ($ 000):

Investments in Securities	Level 1	Level 2‡	Level 3	Total
Common Stock United States	$2,761	$–	$–	$2,761

Total Common Stock	2,761	–	–	2,761

Foreign Common Stock
Australia	62	–	–	62
Austria	16	–	–	16
Belgium	19	–	–	19
Canada	143	–	–	143
Chile	42	–	–	42
China	72	–	–	72
France	181	–	–	181
Germany	118	–	–	118
Hong Kong	162	–	–	162
Hungary	29	–	–	29
Indonesia	18	–	–	18
Israel	30	–	–	30
Italy	56	–	–	56
Japan	361	–	–	361
Netherlands	81	–	–	81
New Zealand	2	–	–	2
Norway	45	–	–	45
Russia	69	–	–	69
South Africa	13	–	–	13
South Korea	113	–	–	113
Spain	22	–	–	22
Sweden	107	–	–	107
Switzerland	93	–	–	93
Taiwan	–	48	–	48
Thailand	28	–	–	28
Turkey	54	–	–	54
United Kingdom	237	–	–	237

Total Foreign Common Stock	2,173	48	–	2,221

Total Foreign Preferred Stock	62	–	–	62

Total Repurchase Agreement	–	37	–	37

Total Investments in Securities	$4,996	$85	$–	$5,081

‡ Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy during the reporting period. Changes in the classification between Level 1 and 2 occur primarily when foreign equity securities are fair valued using other observable market-based inputs in place of closing exchange prices due to events occurring after foreign market closures or foreign market holidays. For the period ended January 31, 2019, there were no transfers from Level 2 to Level 1 investments as a result of fair valuation of foreign equity securities. Transfers, if any, between levels are considered to have occurred as of the end of the period.

For the period ended January 31, 2019, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels, and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual financial statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

LSV-QH-006-1000

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 28, 2019

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: March 28, 2019